Interest in Other Entities (Details) - Detail 12 ₪ in Thousands, $ in Thousands, $ in Thousands													1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 30, 2023 USD ($)	Jul. 31, 2023 shares	Mar. 28, 2023 shares	Feb. 12, 2023 USD ($)	Nov. 15, 2022 USD ($)	Oct. 30, 2022 USD ($)	Aug. 30, 2022	Mar. 31, 2022	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Mar. 25, 2021	Feb. 16, 2023 shares	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 22, 2023 USD ($)	Jan. 28, 2022 USD ($)	Jan. 28, 2022 AUD ($)
Interest in Other Entities (Details) - Detail 12 [Line Items]
Share purchased rate			76.25%					19.70%											35.06%
Total consideration amount														$ 817		$ 1,613	$ 2,235		$ 263
Shares newly issued (in Shares) | shares			827,543,253
Issued and outstanding share capital, percentage							35.94%					20.00%				67.00%	67.00%
Cash																				$ 2,989	$ 4,335,000
Shares purchased (in Shares) | shares													118,400
Common stock issued, percentage																40.35%	40.35%
Public offering shares (in Shares) | shares																1,500,000
IPO holdings rate																33.36%	33.36%
Recognized gain	$ 714
Private placement	$ 5,100
Private placement rate	20.04%
Percentage of issued and outstanding share capital																20.04%
Investment amount																		$ 82
Converted shares (in Shares) | shares		173,836
Aggregate amount				$ 180	$ 480				$ 1,000	$ 1,240	₪ 4,000					$ 3,858
Payment to monthly fees																10
Other comprehensive income loss																50
Fuel Doctor [Member]
Interest in Other Entities (Details) - Detail 12 [Line Items]
Holding shares (in Shares) | shares																			90,000,000,000
Matomy [Member]
Interest in Other Entities (Details) - Detail 12 [Line Items]
Exchange percentage																					100.00%	100.00%
Parazero Technologies Ltd [Member]
Interest in Other Entities (Details) - Detail 12 [Line Items]
Cash																						$ 6,000
Received amount																$ 18
Received amount															$ 1,500
Investment amount															$ 521
Aggregate amount						$ 625
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Detail 12 [Line Items]
Shares purchased (in Shares) | shares																674,362	674,362
ClearMind Medicine, Inc.[Member]
Interest in Other Entities (Details) - Detail 12 [Line Items]
Public offering shares (in Shares) | shares		7.8
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities (Details) - Detail 12 [Line Items]
Recognized gain																$ 466